Corporate and Business Information (Details) - $ / shares	Jun. 30, 2024	Feb. 26, 2023	Nov. 30, 2022
Corporate and Business Information [Line Items]
Par value per share (in Dollars per share)		$ 0.00001
Acquired of the equity interest	100.00%		42.09%
Leadlovers Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%
Onclick Sistemas de Informacao LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%
Effecti Tecnologia Web LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	55.00%